UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [ ];  Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Richmond Hill Investments, LLC
         ----------------------------------------
Address: 375 Hudson Street
         ----------------------------------------
         NEW YORK, NEW YORK 10014
         ----------------------------------------

Form 13F File Number: 028-14330

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  John Liu
Title: Managing Partner
Phone: (212) 989-2700

Signature, Place, and Date of Signing:

/s/ JOHN LIU               New York, New York          November 14, 2012
------------------------   -------------------------   ---------------------
[Signature]                [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
                                           -----------

Form 13F Information Table Entry Total:             17
                                           -----------

Form 13F Information Table Value Total:        225,381
                                           -----------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                           FORM 13F INFORMATION TABLE

          COLUMN 1                 COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6   COLUMN 7         COLUMN 8
----------------------------- --------------- ----------- -------- -------------------  ----------  -------- -----------------------
                                  Title of                  Value   Shares or Sh/ Put/  Investment   Other      Voting Authority
       Name of Issuer               Class        CUSIP     (x$1000)  Prn Amt  Prn Call  Discretion   Manager  Sole    Shared    None
----------------------------- --------------- ----------- -------- -------------------  ----------  -------- -------- --------- ----
ALLIED NEVADA GOLD CORP       COM              019344 10 0    9204    235636   SH       Sole        N/A       235636
AMERICAN INTL GROUP INC       *W EXP 01/19/202 026874 15 6    3767    280085   SH       Sole        N/A       280085
AMERICAN INTL GROUP INC       COM NEW          026874 78 4   11011    335800   SH       Sole        N/A       335800
ATWOOD OCEANICS INC           COM              050095 10 8   14494    318897   SH       Sole        N/A       318897
CIT GROUP INC                 COM NEW          125581 80 1   33417    848364   SH       Sole        N/A       848364
CONSTELLATION ENERGY PRTNR L  COM UNIT LLC B   21038E 10 1    2566   2020896   SH       Sole        N/A      2020896
GLOBAL INDEMNITY PLC          SHS              G39319 10 1   42010   1920038   SH       Sole        N/A      1920038
HARRIS INTERACTIVE INC        COM              414549 10 5     945    647500   SH       Sole        N/A       647500
JAGUAR MNG INC                COM              47009M 10 3      98     81302   SH       Sole        N/A        81302
LIBERTY INTERACTIVE CORPORAT  INT COM SER A    53071M 10 4   13655    738134   SH       Sole        N/A       738134
LIBERTY INTERACTIVE CORPORAT  RIGHT 99/99/9999 53071M 11 2      98      7248   SH       Sole        N/A         7248
MARKET VECTORS ETF TR GOLD    GOLD MINER ETF   57060U 10 0    2844     52950   SH       Sole        N/A        52950
MINER ETF
OAKTREE CAP GROUP LLC         UNIT             674001 20 1   27706    675750   SH       Sole        N/A       675750
PACIFIC DRILLING SA LUXEMBOU  REG SHS          L7257P 10 6   21869   2193454   SH       Sole        N/A      2193454
SPDR S&P 500 ETF TR           PUT              78462F 95 3    1386      2422       PUT  Sole        N/A         2422
VISTEON CORP                  COM              92839U 20 6   23478    528059   SH       Sole        N/A       528059
WILLIS GROUP HOLDINGS PUBLI   SHS              G96666 10 5   16833    455932   SH       Sole        N/A       455932